DEPOSITS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of deposits from banks
	R$ thousands
	On December 31, 2023	On December 31, 2022
Demand deposits	1,503,278	1,187,198
Interbank deposits	2,354,799	1,553,496
Securities sold under agreements to repurchase	272,404,788	222,694,031
Borrowings	22,809,333	32,625,290
Onlending	24,350,585	23,888,023
Total	323,422,783	281,948,038